Summary Of Significant Accounting Policies - Schedule of Series A common stock reflected in the consolidated balance sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds		$ 300,000,000
Less: Proceeds allocated to Public Warrants		(8,100,000)
Less: Series A common stock issuance costs		(16,699,058)
Less: Redemption	$ (276,471,460)
Less:Redemptions (redeemed in December 2023, paid in January 2024)	(29,728,990)
Plus: Remeasurement of carrying value to redemption value	4,395,161	33,896,988
Plus: Series A common stock subject to possible redemption	$ 7,292,641	$ 309,097,930